Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	62 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2028	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2033
Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	11.84%	3.28%			3.98%
Class i
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	9.68%			7.41%
Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	16.16%	9.95%		8.03%
Class I [Default Label]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.69%	12.03%			7.13%
class I
Average Annual Return [Line Items]
Average Annual Return, Percent	14.24%	10.30%	10.45%
Bloomberg Barclays Agg
Average Annual Return [Line Items]
Average Annual Return, Percent	2.64%	(0.23%)			1.35%
Russell 2500 Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	10.47%	8.31%			7.99%
Russell 2500 Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	10.47%	8.31%		7.88%
Russell Microcap
Average Annual Return [Line Items]
Average Annual Return, Percent	5.96%	5.55%			5.53%
Russell 2000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.06%	6.94%			7.00%
Russell 1000
Average Annual Return [Line Items]
Average Annual Return, Percent	13.06%	9.01%	8.93%
Russell 3000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%	14.14%	13.79%